PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	$ 96,231
Additions	38,778	$ 5,763
Adjustment		591
Property, plant and equipment including right-of-use assets at end of period	122,977	96,231
RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,225
Property, plant and equipment including right-of-use assets at end of period	7,909	3,225
LAND | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,984
Property, plant and equipment including right-of-use assets at end of period	1,984	1,984
BUILDINGS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	56,592
Property, plant and equipment including right-of-use assets at end of period	54,785	56,592
GROWING & PROCESSING EQUIPMENT | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	31,368
Property, plant and equipment including right-of-use assets at end of period	42,960	31,368
LEASEHOLD IMPROVEMENTS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	140
Property, plant and equipment including right-of-use assets at end of period	9,825	140
OTHER | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,922
Property, plant and equipment including right-of-use assets at end of period	5,514	2,922
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	355,360	352,199
Acquisitions through business combinations (Note 26)	25,608
Additions	13,170	5,628
Disposals	(679)	(2,467)
Property, plant and equipment including right-of-use assets at end of period	393,459	355,360
Cost | RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,759	4,600
Acquisitions through business combinations (Note 26)	5,744
Additions	0	1,384
Disposals	0	(2,225)
Property, plant and equipment including right-of-use assets at end of period	9,503	3,759
Cost | LAND | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4,705	4,705
Acquisitions through business combinations (Note 26)	0
Additions	0	0
Disposals	0	0
Property, plant and equipment including right-of-use assets at end of period	4,705	4,705
Cost | BUILDINGS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	162,791	160,980
Acquisitions through business combinations (Note 26)	0
Additions	1,216	1,811
Disposals	0	0
Property, plant and equipment including right-of-use assets at end of period	164,007	162,791
Cost | GROWING & PROCESSING EQUIPMENT | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	168,952	166,940
Acquisitions through business combinations (Note 26)	7,596
Additions	10,441	2,253
Disposals	(679)	(241)
Property, plant and equipment including right-of-use assets at end of period	186,310	168,952
Cost | LEASEHOLD IMPROVEMENTS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	555	555
Acquisitions through business combinations (Note 26)	10,383
Additions	214	0
Disposals	0	0
Property, plant and equipment including right-of-use assets at end of period	11,152	555
Cost | OTHER | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	14,598	14,419
Acquisitions through business combinations (Note 26)	1,885
Additions	1,299	180
Disposals	0	(1)
Property, plant and equipment including right-of-use assets at end of period	17,782	14,598
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(259,129)	(253,018)
Disposals	558	2,238
Depreciation	(11,911)	(8,940)
Property, plant and equipment including right-of-use assets at end of period	(270,482)	(259,129)
Accumulated depreciation and impairment | RIGHT-OF-USE ASSETS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(534)	(2,236)
Disposals	0	2,061
Adjustment		0
Depreciation	(1,060)	(359)
Property, plant and equipment including right-of-use assets at end of period	(1,594)	(534)
Accumulated depreciation and impairment | LAND | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(2,721)	(2,721)
Disposals	0	0
Adjustment		0
Depreciation	0	0
Property, plant and equipment including right-of-use assets at end of period	(2,721)	(2,721)
Accumulated depreciation and impairment | BUILDINGS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(106,199)	(99,897)
Disposals	0	0
Adjustment		(3,420)
Depreciation	(3,023)	(2,882)
Property, plant and equipment including right-of-use assets at end of period	(109,222)	(106,199)
Accumulated depreciation and impairment | GROWING & PROCESSING EQUIPMENT | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(137,584)	(136,571)
Disposals	558	176
Adjustment		4,011
Depreciation	(6,324)	(5,200)
Property, plant and equipment including right-of-use assets at end of period	(143,350)	(137,584)
Accumulated depreciation and impairment | LEASEHOLD IMPROVEMENTS | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(415)	(415)
Disposals	0	0
Adjustment		0
Depreciation	(912)	0
Property, plant and equipment including right-of-use assets at end of period	(1,327)	(415)
Accumulated depreciation and impairment | OTHER | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(11,676)	(11,178)
Disposals	0	1
Adjustment		0
Depreciation	(592)	(499)
Property, plant and equipment including right-of-use assets at end of period	$ (12,268)	$ (11,676)